COST OF SALES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Cost of sales	€ 1,686,324	€ 1,805,310	€ 1,622,905
Interest and other financial expense	€ 36,628	€ 45,083	33,828
Takata Airbag Inflators | Warranty and recall campaigns
Disclosure of other provisions [line items]
New provisions, other provisions			€ 1,451